CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 2,185,233	$ 232,842	$ 681,759
Prepaid expenses	24,899	115,230	9,054
Total current assets	2,210,132	348,072	690,813
SOBR Safe Intellectual Technology, net of accumulated amortization of $417,586 and $224,854 at June 30, 2021 and December 31, 2020, respectively	3,340,723	3,629,821	0
Other assets	15,826	8,680	0
Total Assets	5,566,681	3,986,573	690,813
Current liabilities
Accounts payable	706,142	101,308	213,880
Accrued expenses	306,071	313,032	419,836
Accrued interest payable	193,177	134,444	674,041
Related party payables	29,404	28,624	905,443
Derivative liabilities	980,000	0	60,650
Common stock subscriptions payable	228,046	253,688	79,624
Convertible debenture payable	439,881
Preferred stock subscriptions payable		0	1,000,000
Notes payable - current - related parties	11,810	11,810	760,886
Notes payable - current - non-related parties	104,183	79,183	169,574
Total current liabilities	2,998,714	922,089	4,283,934
Notes payable -related parties-less current portion	228,424
Notes payable -non-related parties-less current portion	230,150	25,000
Total Liabilities	3,457,288	947,089	4,283,934
Stockholders' Equity (Deficit)
Preferred stock, $0.00001 par value; 19,300,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and December 31, 2019	0	0	0
Common stock, $0.00001 par value; 100,000,000 shares authorized; 25,922,034 and 6,452,993 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively, after 1-for-33.26 reverse stock split	260	260	65
Additional paid-in capital	56,330,450	52,693,974	15,971,392
Accumulated deficit	(54,167,685)	(49,601,220)	(19,511,168)
Total SOBR Safe, Inc. stockholders' equity (deficit)	2,163,025	3,093,014	(3,539,711)
Noncontrolling interest	(53,632)	(53,530)	(53,410)
Total Stockholders' Equity (Deficit)	2,109,393	3,039,484	(3,593,121)
Total Liabilities and Stockholders' Equity (Deficit)	5,566,681	3,986,573	690,813
Series A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, $0.00001 par value; 19,300,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and December 31, 2019	0	0	0
Additional paid-in capital		1,329,561
Series A-1 Convertible Preferred stock [Member]
Stockholders' Equity (Deficit)
Preferred stock, $0.00001 par value; 19,300,000 shares authorized, no shares issued or outstanding as of December 31, 2020 and December 31, 2019	$ 0	$ 0	$ 0